INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Schedule of gross and net inventories

In millions	June 30, 2025	December 31, 2024
Gross inventories	$1,644.3	$1,263.5
Net realizable value valuation provision	(47.3)	(40.2)
Net inventories	$1,597.0	$1,223.3

In millions	June 30, 2025	December 31, 2024
Net inventories
Raw materials and consumables	$43.8	$36.6
Work in progress	57.5	44.6
Finished goods	1,495.7	1,142.1
Total	$1,597.0	$1,223.3